Related party transactions	9 Months Ended
Sep. 30, 2026
Related Party Transactions [Abstract]
Related party transactions
14. Related party transactions:

The Company's related parties are Cespira, directors, officers and shareholders that own more than 10% of the Company's shares.

The Company engages in transactions with Cespira primarily through cross charges, the provision of services and in the prior year, the sale of inventory under a transitional services agreement that ended on June 30, 2025.

Related party transactions with Cespira	Three Months Ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Sales of goods, services, and other income	$6	$136	$18	$15,679
Inventory purchased, services and other expenses	31	226	465	1,470

Related party balances with Cespira	September 30, 2026	December 31, 2025
Receivables (note 6)	$203	$274
Payables (note 10)	$367	$78